Summary of Significant Accounting Policies - Internal-Use Software Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Internal-use software useful life	3 years
Impairments to internal-use software		$ 0	$ 0	$ 0
Capitalized internal-use software, net		5,100	4,900	3,100
Capitalized internal-use software and website development costs		$ 2,200	$ 1,800	$ 1,100